Tax Status	12 Months Ended
Dec. 31, 2025
001
EBP, Tax Status [Line Items]
EBP, Tax Status
4.    Tax Status
The Plan adopted T. Rowe Price's savings plan document, which received a favorable opinion letter from the Internal Revenue Service, dated August 19, 2020, stating that it is qualified under the applicable requirements of the IRC and is, therefore, not subject to tax under present income tax laws. Although the Plan has been amended since receiving the opinion letter, the Plan administrator and the Plan's tax counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified and tax-exempt.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that would likely not be sustained upon examination by a taxing authority. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that, as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.